Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and ContingenciesThe Company leases office facilities under noncancelable operating leases that expire at various dates through 2027. In addition, the Company has multi-year commitments with data centers. Some of these lease agreements contain escalating rent payments. Rent expense is recorded on a straight-line basis. Rent expense was $994 and $2,875 for the three and nine months ended September 30, 2021, respectively. Rent expense was $1,053 and $3,218 for the three and nine months ended September 30, 2020, respectively. The Company also has non-cancelable commitments related to its data centers.
Future minimum amounts payable as of September 30, 2021, under the office facilities operating leases and data center agreements are as follows:

Operating Leases
Remainder of 2021	$1,052
2022	4,602
2023	2,956
2024	1,774
2025 and thereafter	2,938
Total minimum lease payments	$13,322
During the year ended December 31, 2020, the Company entered into leasing arrangements for certain data center equipment under non-cancelable capital leases. The leasing arrangements have terms of 36 months beginning on the date the Company accepts the installation of the equipment subject to the lease. As of December 31, 2020, the equipment had not been installed and the Company had not accepted the equipment under these leases, and as such the lease commencement date had not begun. During the nine months ended September 30, 2021, a portion of the equipment was installed and the related lease commenced. The Company is required to make total payments of $6,496 over the term of the leases which is excluded from the table above. The Company recorded $4,837 in capital leases to property and equipment, net, as of September 30, 2021 (see Note 3), which is being depreciated over the lease term of 36 months. Of the $4,837 recorded in capital leases, $1,877 of the capital lease obligation is designated as current and $2,960 is designated as non-current on the unaudited condensed consolidated balance sheet as of September 30, 2021.
In addition to the lease commitments above, the Company also has multi-year commitments with certain data providers. The Company is committed to spend approximately $1,602, $7,935, and $2,416 for the remainder of the year ending December 31, 2021, and for the years ending December 31, 2022, and 2023, respectively, for data providers.
Litigation
The Company, from time to time, may be party to litigation arising in the ordinary course of its business. The Company was not subject to any material legal proceedings during the three months ended September 30, 2021, and, to the best of its knowledge, no material legal proceedings are currently pending or threatened.
Indemnification
The Company typically enters into indemnification agreements with customers in the ordinary course of business. Pursuant to these agreements, the Company indemnifies and agrees to reimburse the indemnified party for losses suffered or incurred as a result of claims of intellectual property infringement. These indemnification agreements are provisions of the applicable customer agreement. Based on when clients first sign an agreement for the Company’s service, the maximum potential amount of future payments the Company could be required to make under certain of these indemnification agreements is unlimited. Based on historical experience and information known as of September 30, 2021, the Company has not incurred any costs for the above guarantees and indemnities.
In certain circumstances, the Company warrants that its services will perform in all material respects in accordance with its standard published specification documentation in effect at the time of delivery of the services to the customer for the term of the agreement. To date, the Company has not incurred
significant expense under its warranties and, as a result, the Company believes the estimated fair value of these agreements is immaterial.	Commitments and Contingencies
The Company leases office facilities under noncancelable operating leases that expire at various dates through 2024. In addition, the Company has multi-year commitments with data centers. Some of these lease agreements contain escalating rent payments. Rent expense is recorded on a straight-line basis. Rent expense was $3,718 and $4,334 for the years ended December 31, 2019 and 2020, respectively. The Company also has non-cancelable commitments related to its data centers.
Future minimum amounts payable as of December 31, 2020, under the office facilities operating leases and data center agreements are as follows:

Year Ending December 31,	Operating Leases
2021	$4,029
2022	3,109
2023	1,381
2024	459
2025 and thereafter	—
Total minimum lease payments	$8,978
During the year ended December 31, 2020, the Company entered into two leases for certain data center equipment under non-cancelable capital leases. The lease arrangements have terms of 36 months beginning on the date the Company accepts the installation of the equipment subject to the lease. As of December 31, 2020, the equipment had not been installed and the Company had not accepted the equipment under these leases, and as such the lease commencement date had not begun. Upon lease commencement, the Company will be required to make total payments of $6,045 over the term of the leases which is excluded from the table above.
In addition to the lease commitments above, the Company also has multi-year commitments with certain data providers. The Company is committed to spend approximately $5,583, $6,776, and $1,874 for the years ending December 31, 2021, 2022, and 2023, respectively, for data services.
Litigation
The Company, from time to time, may be party to litigation arising in the ordinary course of its business. The Company was not subject to any material legal proceedings during the year ended December 31, 2020, and, to the best of its knowledge, no material legal proceedings are currently pending or threatened.
Indemnification
The Company typically enters into indemnification agreements with customers in the ordinary course of business. Pursuant to these agreements, the Company indemnifies and agrees to reimburse the indemnified party for losses suffered or incurred as a result of claims of intellectual property infringement. These indemnification agreements are provisions of the applicable customer agreement. Based on when clients first sign an agreement for the Company’s service, the maximum potential amount of future payments the Company could be required to make under certain of these indemnification agreements is unlimited. Based on historical experience and information known as of December 31, 2020, the Company has not incurred any costs for the above guarantees and indemnities.
In certain circumstances, the Company warrants that its services will perform in all material respects in accordance with its standard published specification documentation in effect at the time of delivery of the services to the customer for the term of the agreement. To date, the Company has not incurred significant expense under its warranties and, as a result, the Company believes the estimated fair value of these agreements is immaterial.